Treasury Stock - Share Withholding for Taxes (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Treasury Stock
Shares acquired for withholding for taxes on employee awards	16,837	20,875	144,839
Value of shares acquired for withholding for taxes on employee awards		$ 1.6	$ 6.0